Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2014
Guarantees [Abstract]
Guarantor Subsidiaries

NOTE 20—GUARANTOR SUBSIDIARIES

In June 2012, the Company issued in a registered exchange offer $210,000 aggregate principal amount of 7.375% Senior Secured Notes due May 15, 2019. The Senior Secured Notes are fully and unconditionally guaranteed, on a joint and several basis, by the following 100% directly or indirectly owned subsidiaries (the “Guarantor Subsidiaries”): Eastwynn Theatres, Inc., George G. Kerasotes Corporation, GKC Indiana Theatres, Inc., GKC Michigan Theatres, Inc., GKC Theatres, Inc., Military Services, Inc., Carmike Giftco, Inc., Carmike Reviews Holdings, LLC, Carmike Motion Pictures Birmingham, LLC, Carmike Motion Pictures Birmingham II, LLC, Carmike Motion Pictures Birmingham III, LLC, Carmike Motion Pictures Chattanooga, LLC, Carmike Motion Pictures Daphne, LLC, Carmike Motion Pictures Pensacola, LLC, Carmike Motion Pictures Pensacola II, LLC, Carmike Motion Pictures Indianapolis, LLC, Carmike Motion Pictures Huntsville, LLC, Carmike Motion Pictures Ft. Wayne, LLC, Carmike Motion Pictures Melbourne, LLC, Carmike Motion Pictures Peoria, LLC, Carmike Motion Pictures Port St. Lucie, LLC, Carmike Motion Pictures Orange Beach, LLC, Carmike Motion Pictures Allentown, LLC, Carmike Houston LP, LLC, Carmike Houston GP, LLC, Carmike Motion Pictures Houston, LLC, Start Media/Digiplex, LLC, DC Apple Valley Cinema, LLC, DC Bloomfield Cinema, LLC, DC Churchville Cinema, LLC, DC Cinema Centers, LLC, DC Cranford Cinema, LLC, DC Lisbon Cinema, LLC, DC Mechanicsburg Cinema, LLC, DC Mission Marketplace Cinema, LLC, DC New Smyrna Beach Cinema, LLC, DC Poway Cinema, LLC, DC River Village Cinema, LLC, DC Solon Cinema, LLC, DC Sparta Cinema, LLC, DC Surprise Cinema, LLC, DC Temecula Cinema, LLC, DC Torrington Cinema, LLC, DC Westfield Cinema, LLC, DC Sarver Cinema, LLC, DC Londonderry, LLC and DC Lansing, LLC.

During the three months ended March 31, 2015, the Company completed an entity assessment designed to achieve certain operational efficiencies. As a result of this assessment, certain theatres were transferred between Carmike Cinemas, Inc. and its guarantor subsidiaries. The condensed consolidating balance sheet as of December 31, 2014 and 2013 and the condensed consolidating statements of operations and cash flows for the years ended December 31, 2014, 2013 and 2012 have been reclassified to the 2015 presentation.

The Company is providing the following condensed consolidating financial statement information as of December 31, 2014 and 2013 and for the years ended December 31, 2014, 2013 and 2012 in accordance with SEC Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered:

CONDENSED CONSOLIDATING BALANCE SHEET

	As of December 31, 2014
	Carmike Cinemas, Inc.	Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$66,010	$31,527	$—	$97,537
Restricted cash	395	—	—	395
Accounts receivable	17,186	14,640	(13,191)	18,635
Inventories	779	2,954	—	3,733
Deferred income tax asset	2,479	2,212	—	4,691
Prepaid expenses and other current assets	22,539	10,513	(14,921)	18,131

Total current assets	109,388	61,846	(28,112)	143,122

Property and equipment:
Land	9,224	40,663	—	49,887
Buildings and building improvements	54,042	289,676	—	343,718
Leasehold improvements	28,432	159,001	—	187,433
Assets under capital leases	12,689	37,709	—	50,398
Equipment	81,014	200,722	—	281,736
Construction in progress	10,565	16,144	—	26,709

Total property and equipment	195,966	743,915	—	939,881
Accumulated depreciation and amortization	(106,481)	(331,897)	—	(438,378)

Property and equipment, net of accumulated depreciation	89,485	412,018	—	501,503

Intercompany receivables	129,877	—	(129,877)	—
Investments in subsidiaries	172,742	—	(172,742)	—
Goodwill	51,507	74,008	—	125,515
Intangible assets, net of accumulated amortization	69	2,938	—	3,007
Investments in unconsolidated affiliates	4,195	884	—	5,079
Deferred income tax asset	54,203	47,644	—	101,847
Other	11,622	6,407	—	18,029

Total assets	$623,088	$605,745	$(330,731)	$898,102

Liabilities and stockholders’ equity:
Current liabilities:
Accounts payable	$32,722	$22,650	$(13,191)	$42,181
Accrued expenses	17,550	29,934	(14,921)	32,563
Deferred revenue	8,238	15,275	—	23,513
Current maturities of capital leases and long-term financing obligations	1,394	8,273	—	9,667

Total current liabilities	59,904	76,132	(28,112)	107,924

Long-term liabilities:
Long-term debt	209,690	—	—	209,690
Capital leases and long-term financing obligations, less current maturities	25,647	204,556	—	230,203
Intercompany liabilities	—	129,877	(129,877)	—
Deferred revenue	30,669	—	—	30,669
Other	8,633	22,438	—	31,071

Total long-term liabilities	274,639	356,871	(129,877)	501,633

Stockholders’ equity:
Preferred stock	—	—	—	—
Common stock	744	1	(1)	744
Treasury stock	(13,565)	—	—	(13,565)
Paid-in capital	493,587	269,635	(269,635)	493,587
Accumulated deficit	(192,221)	(96,894)	96,894	(192,221)

Total stockholders’ equity	288,545	172,742	(172,742)	288,545

Total liabilities and stockholders’ equity	$623,088	$605,745	$(330,731)	$898,102

CONDENSED CONSOLIDATING BALANCE SHEET

	As of December 31, 2013
	Carmike Cinemas, Inc.	Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$99,947	$43,920	$—	$143,867
Restricted cash	352	—	—	352
Accounts receivable	7,317	9,103	(7,907)	8,513
Inventories	903	2,788	—	3,691
Deferred income tax asset	4,059	103	(324)	3,838
Prepaid expenses and other current assets	9,330	9,055	(3,740)	14,645

Total current assets	121,908	64,969	(11,971)	174,906

Property and equipment:
Land	13,446	40,536	—	53,982
Buildings and building improvements	55,223	285,736	—	340,959
Leasehold improvements	26,901	137,174	—	164,075
Assets under capital leases	12,689	36,981	—	49,670
Equipment	80,928	172,962	—	253,890
Construction in progress	3,640	3,561	—	7,201

Total property and equipment	192,827	676,950	—	869,777
Accumulated depreciation and amortization	(101,388)	(300,634)	—	(402,022)

Property and equipment, net of accumulated depreciation	91,439	376,316	—	467,755

Intercompany receivables	108,744	—	(108,744)	—
Investments in subsidiaries	160,347	—	(160,347)	—
Goodwill	11,473	62,904	—	74,377
Intangible assets, net of accumulated amortization	—	957	—	957
Investments in unconsolidated affiliates	6,188	885	—	7,073
Deferred income tax asset	59,640	40,403	—	100,043
Other	12,918	6,592	—	19,510

Total assets	$572,657	$553,026	$(281,062)	$844,621

Liabilities and stockholders’ equity:
Current liabilities:
Accounts payable	$35,013	$16,215	$(7,907)	$43,321
Accrued expenses	1,365	30,005	(4,064)	27,306
Deferred revenue	9,068	6,205	—	15,273
Current maturities of capital leases and long-term financing obligations	1,013	5,857	—	6,870

Total current liabilities	46,459	58,282	(11,971)	92,770

Long-term liabilities:
Long-term debt	209,619	—	—	209,619
Capital leases and long-term financing obligations, less current maturities	27,008	211,755	—	238,763
Intercompany liabilities	—	108,744	(108,744)	—
Deferred revenue	31,827	—	—	31,827
Other	11,933	13,898	—	25,831

Total long-term liabilities	280,387	334,397	(108,744)	506,040

Stockholders’ equity:
Preferred stock	—	—	—	—
Common stock	698	1	(1)	698
Treasury stock	(11,914)	—	—	(11,914)
Paid-in capital	440,306	260,013	(260,013)	440,306
Accumulated deficit	(183,279)	(99,667)	99,667	(183,279)

Total stockholders’ equity	245,811	160,347	(160,347)	245,811

Total liabilities and stockholders’ equity	$572,657	$553,026	$(281,062)	$844,621

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2014
	Carmike Cinemas, Inc.	Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Admissions	$78,835	$348,377	$—	$427,212
Concessions and other	94,088	210,739	(42,110)	262,717

Total operating revenues	172,923	559,116	(42,110)	689,929

Operating costs and expenses:
Film exhibition costs	43,631	191,826	—	235,457
Concession costs	6,007	24,303	—	30,310
Salaries and benefits	18,403	73,551	—	91,954
Theatre occupancy costs	16,621	70,255	—	86,876
Other theatre operating costs	27,151	135,984	(42,110)	121,025
General and administrative expenses	28,480	3,788	—	32,268
Depreciation and amortization	10,482	38,752	—	49,234
(Gain) loss on sale of property and equipment	(1,914)	463	—	(1,451)
Impairment of long-lived assets	40	3,172	—	3,212

Total operating costs and expenses	148,901	542,094	(42,110)	648,885

Operating income	24,022	17,022	—	41,044
Interest expense	21,148	30,559	—	51,707
Equity in loss of subsidiaries	11,644	—	(11,644)	—

Loss before income tax and income from unconsolidated affiliates	(8,770)	(13,537)	11,644	(10,663)
Income tax expense (benefit)	149	(1,556)	—	(1,407)
(Loss) income from unconsolidated affiliates	(23)	389	—	366

Loss from continuing operations	(8,942)	(11,592)	11,644	(8,890)
Loss from discontinued operations	—	(52)	—	(52)

Net loss	$(8,942)	$(11,644)	$11,644	$(8,942)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2013
	Carmike Cinemas, Inc.	Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Admissions	$74,221	$324,389	$—	$398,610
Concessions and other	80,408	187,568	(31,751)	236,225

Total operating revenues	154,629	511,957	(31,751)	634,835

Operating costs and expenses:
Film exhibition costs	41,000	179,260	—	220,260
Concession costs	6,221	22,831	—	29,052
Salaries and benefits	16,647	66,338	—	82,985
Theatre occupancy charges	11,783	54,868	—	66,651
Other theatre operating costs	23,722	108,829	(31,751)	100,800
General and administrative expenses	23,521	2,317	—	25,838
Lease termination charges	—	3,063	—	3,063
Severance agreement charges	253	—	—	253
Depreciation and amortization	9,542	32,836	—	42,378
Loss on sale of property and equipment	135	140	—	275
Impairment of long-lived assets	294	3,432	—	3,726

Total operating costs and expenses	133,118	473,914	(31,751)	575,281

Operating income	21,511	38,043	—	59,554
Interest expense	20,814	28,732	—	49,546
Equity in income of subsidiaries	(1,885)	—	1,885	—

Income before income tax and income from unconsolidated affiliates	2,582	9,311	(1,885)	10,008
Income tax (benefit) expense	(2,045)	8,149	—	6,104
Income from unconsolidated affiliates	1,252	391	—	1,643

Income from continuing operations	5,879	1,553	(1,885)	5,547
(Loss) income from discontinued operations	(126)	332	—	206

Net income	$5,753	$1,885	$(1,885)	$5,753

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2012
	Carmike Cinemas, Inc.	Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Admissions	$72,076	$267,517	$—	$339,593
Concessions and other	69,238	150,473	(25,391)	194,320

Total operating revenues	141,314	417,990	(25,391)	533,913

Operating costs and expenses:
Film exhibition costs	38,559	145,549	—	184,108
Concession costs	5,426	17,594	—	23,020
Salaries and benefits	15,472	54,567	—	70,039
Theatre occupancy charges	11,268	44,714	—	55,982
Other theatre operating costs	22,059	86,268	(25,391)	82,936
General and administrative expenses	22,259	2,288	—	24,547
Severance agreement charges	473	—	—	473
Depreciation and amortization	8,613	24,660	—	33,273
Loss on sale of property and equipment	778	190	—	968
Impairment of long-lived assets	718	3,509	—	4,227

Total operating costs and expenses	125,625	379,339	(25,391)	479,573

Operating income	15,689	38,651	—	54,340
Interest expense	20,104	15,900	—	36,004
Loss on extinguishment of debt	4,961	—	—	4,961
Equity in income of subsidiaries	(53,264)	—	53,264	—

Income before income tax and income from unconsolidated affiliates	43,888	22,751	(53,264)	13,375
Income tax benefit	(51,829)	(29,075)	—	(80,904)
Income from unconsolidated affiliates	860	344	—	1,204

Income from continuing operations	96,577	52,170	(53,264)	95,483
(Loss) income from discontinued operations	(269)	1,094	—	825

Net income	$96,308	$53,264	$(53,264)	$96,308

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	For the Year Ended December 31, 2014
	Carmike Cinemas, Inc.	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$(9,505)	$48,508	$—	$39,003

Cash flows from investing activities:
Purchases of property and equipment	(6,610)	(53,069)	—	(59,679)
Theatre acquisitions	(2,338)	(13,808)	—	(16,146)
Investment in unconsolidated affiliates	—	(109)	—	(109)
Proceeds from sale of property and equipment	7,305	41	—	7,346
Other investing activities	(43)	—	—	(43)
Intercompany receivable	(21,133)	—	21,133	—

Net cash used in investing activities	(22,819)	(66,945)	21,133	(68,631)

Cash flows from financing activities:
Repayments of long-term debt	—	(9,099)	—	(9,099)
Repayments of capital leases and long-term financing obligations	(1,106)	(5,990)	—	(7,096)
Issuance of common stock	55	—	—	55
Proceeds from exercise of stock options	18	—	—	18
Excess tax benefits from share-based payment arrangements	1,071	—	—	1,071
Purchase of treasury stock	(1,651)	—	—	(1,651)
Intercompany payable	—	21,133	(21,133)	—

Net cash (used in) provided by financing activities	(1,613)	6,044	(21,133)	(16,702)

Decrease in cash and cash equivalents	(33,937)	(12,393)	—	(46,330)
Cash and cash equivalents at beginning of period	99,947	43,920	—	143,867

Cash and cash equivalents at end of period	$66,010	$31,527	$—	$97,537

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	For the Year Ended December 31, 2013
	Carmike Cinemas, Inc.	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$19,648	$51,038	$—	$70,686

Cash flows from investing activities:
Purchases of property and equipment	(8,315)	(29,497)	—	(37,812)
Theatre acquisitions	(8,760)	(34,168)	—	(42,928)
Investment in unconsolidated affiliates	—	(20)	—	(20)
Proceeds from sale of property and equipment	6	1,798	—	1,804
Other investing activities	(59)	—	—	(59)
Intercompany receivable/payable	(39,830)	—	39,830	—

Net cash used in investing activities	(56,958)	(61,887)	39,830	(79,015)

Cash flows from financing activities:
Repayments of capital leases and long-term financing obligations	(678)	(3,754)	—	(4,432)
Issuance of common stock	88,043	—	—	88,043
Proceeds from exercise of stock options	125	—	—	125
Excess tax benefits from share-based payment arrangements	103	—	—	103
Purchase of treasury stock	(174)	—	—	(174)
Intercompany receivable/payable	—	39,830	(39,830)	—

Net cash provided by financing activities	87,419	36,076	(39,830)	83,665

Increase in cash and cash equivalents	50,109	25,227	—	75,336
Cash and cash equivalents at beginning of period	49,838	18,693	—	68,531

Cash and cash equivalents at end of period	$99,947	$43,920	$—	$143,867

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	For the Year Ended December 31, 2012
	Carmike Cinemas, Inc.	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(37,032)	$89,341	$—	$52,309

Cash flows from investing activities:
Purchases of property and equipment	(14,563)	(20,496)	—	(35,059)
Theatre acquisitions	876	(23,113)	—	(22,237)
Investment in unconsolidated affiliates	—	(55)	—	(55)
Proceeds from sale of property and equipment	2,066	2,675	—	4,741
Other investing activities	38	—	—	38
Intercompany receivables	37,758	—	(37,758)	—

Net cash provided by (used in) investing activities	26,175	(40,989)	(37,758)	(52,572)

Cash flows from financing activities:
Short-term borrowings	5,000	—	—	5,000
Repayments of short term borrowings	(5,000)	—	—	(5,000)
Issuance of long-term debt	209,500	—	—	209,500
Repayments of long-term debt	(200,229)	—	—	(200,229)
Debt issuance costs	(8,621)	—	—	(8,621)
Repayments of capital leases and long-term financing obligations	(555)	(1,502)	—	(2,057)
Issuance of common stock	56,566	—	—	56,566
Excess tax benefits from share-based payment arrangements	76	—	—	76
Purchase of treasury stock	(57)	—	—	(57)
Intercompany payable	—	(37,758)	37,758	—

Net cash provided by (used in) financing activities	56,680	(39,260)	37,758	55,178

Increase in cash and cash equivalents	45,823	9,092	—	54,915
Cash and cash equivalents at beginning of period	4,015	9,601	—	13,616

Cash and cash equivalents at end of period	$49,838	$18,693	$—	$68,531